Debt Issuance Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Issuance Costs [Abstract]
Debt Issuance Costs

6. Debt Issuance Costs

During 2014, the Company recorded $323,021 to debt discount for the initial fair value of the warrant to purchase common stock and $27,500 to deferred financing costs related to third party fees paid in connection with the Square 1 Bank loan, which are amortized on a straight-line basis over the 42 month term of the loan which approximates the effective interest method. During the nine months ended September 30, 2015, deferred financing costs increased $7,425 to reflect the fees related to the third tranche of the Square 1 loan, which is further discussed in footnote 7.

Total amortization expense for the debt issuance costs was $75,818 and $13,848 during the nine months ended September, 2015 and 2014, respectively.

6.

Debt Issuance Costs

During 2014 the Company recorded $323,021 to debt discount for the initial fair value of the warrant to purchase common stock and $27,500 to deferred financing costs related to third party fees paid in connection to the Square 1 Bank loan, which are amortized over the 42 months term of the loan.

Total amortization expense for the debt issuance costs was $37,556 and $28,229 during fiscal year 2014 and 2013, respectively.